SEGMENT INFORMATION (Tables)	3 Months Ended
Jun. 30, 2021
BUSINESS COMBINATIONS (Tables)
Schedule of net sales by revenue
	For the Three Months Ended
	June 30,
	2021	%	2020	%	% Change
Revenues:
Subscription software and services	$587,851	84%	$403,575	80%	46%
Professional services and other	116,150	16%	102,669	20%	13%
Total	$704,001	100%	$506,244	100%	39%